Notes on the Consolidated Statements of Operations and Comprehensive Loss - Options, Expiry Dates and Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | € / shares			€ 1,091
Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Outstanding at 1 January | $ / shares	$ 11.96	$ 10.62		$ 0.00
Exercise price, share options granted | $ / shares	9.04	14.47		10.62
Weighted average exercise price forfeited during the year | $ / shares	10.81	12.49		0.00
Weighted average exercise price exercised during the year | $ / shares	10.23	0.00		0.00
Exercise Price Repurchased during the year | $ / shares	14.63	0.00		0.00
Exercise Price Outstanding at December 31 | $ / shares	$ 11.70	$ 11.96		$ 10.62
Number of Options Outstanding at January 1 | shares	1,293,070	908,608	0	0
Number of Options Granted during the year | shares	195,000	513,026	908,608	908,608
Number of Options Forfeited during the year | shares	(190,974)	(128,564)	0	0
Number of share options exercised in share-based payment arrangement (in shares) | shares	(636,492)	0	0	0
Number of Options Repurchased during the year | shares	(315,526)	0	0	0
Number of Options Outstanding at December 31 | shares	345,078	1,293,070	908,608	908,608